Derivative Hedging Instruments - Summary of Interest Rate Swap Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 0	$ 0
Derivative Financial Instruments, Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 52,975,000	$ 35,534,000
Weighted Average Rate Received(Paid)	5.07%	5.31%
Net Exposure, Impact of a 1 basis point change in interest rates	$ 30,000	$ 20,000
Repricing Frequency	Monthly
Derivative Financial Instruments, Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ (52,975,000)	$ (35,534,000)
Weighted Average Rate Received(Paid)	5.07%	5.31%
Net Exposure, Impact of a 1 basis point change in interest rates	$ (30,000)	$ (20,000)
Repricing Frequency	Monthly